Events after balance sheet date (Details) € in Millions	3 Months Ended
Sep. 30, 2023 EUR (€)
Announcement to divest late-stage ophthalmic programs, sepofarsen and ultevursen, to Tha | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Initial payment received on divestment of programs	€ 12.5